Cover	Jan. 05, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 05, 2023
Entity File Number	001-41212
Entity Registrant Name	Broad Capital Acquisition Corp
Entity Central Index Key	0001865120
Entity Tax Identification Number	86-3382967
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5345 Annabel Lane
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75093
City Area Code	(469)
Local Phone Number	951-3088
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Common Stock, par value $0.000001 per share, and one Right to acquire 1/10 of one share of Common Stock
Title of 12(b) Security	Units, each consisting of one share of Common Stock, par value $0.000001 per share, and one Right to acquire 1/10 of one share of Common Stock
Trading Symbol	BRACU
Security Exchange Name	NASDAQ
Common Stock included as part of the units
Title of 12(b) Security	Common Stock included as part of the units
Trading Symbol	BRAC
Security Exchange Name	NASDAQ
Rights included as part of the units
Title of 12(b) Security	Rights included as part of the units
Trading Symbol	BRACR
Security Exchange Name	NASDAQ